Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets, net and goodwill

11. Intangible assets, net and goodwill

a) An analysis of intangible assets at December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31, 2016
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	175,295,775	Ps.	9,129,949	Ps.	360,144	Ps.	1,269,478	Ps.	—	Ps.	56,684,016	Ps.	242,739,362
Accumulated amortization		(84,846,524)		—		—		—		(10,255,271)		(31,606,303)		(126,708,098)

Net		90,449,251		9,129,949		360,144		1,269,478		(10,255,271)		25,077,713		116,031,264

Trademarks		22,824,013		—		101,655		(13,820)		—		4,877,302		27,789,150
Accumulated amortization		(11,523,707)		—		—		—		(330,576)		(3,367,974)		(15,222,257)

Net		11,300,306		—		101,655		(13,820)		(330,576)		1,509,328		12,566,893

Customer relationships		18,394,407		—		1,904,503		—		—		5,946,598		26,245,508
Accumulated amortization		(3,962,875)		—		—		—		(3,231,518)		(5,240,681)		(12,435,074)

Net		14,431,532		—		1,904,503		—		(3,231,518)		705,917		13,810,434

Software licenses		8,782,768		3,854,066		26,871		(829,680)		—		1,040,771		12,874,796
Accumulated amortization		(2,424,598)		(41,185)		(8,367)		829,680		(3,469,461)		(9,809)		(5,123,740)

Net		6,358,170		3,812,881		18,504		—		(3,469,461)		1,030,962		7,751,056

Content rights		2,634,527		2,242,556		—		(217,057)		—		216,272		4,876,298
Accumulated amortization		(428,746)		—		—		(1,612)		(2,236,141)		—		(2,666,499)

Net		2,205,781		2,242,556		—		(218,669)		(2,236,141)		216,272		2,209,799

Total of intangibles, net	Ps.	124,745,040	Ps.	15,185,386	Ps.	2,384,806	Ps.	1,036,989	Ps.	(19,522,967)	Ps.	28,540,192	Ps.	152,369,446

Goodwill (Note 12)	Ps.	137,113,716	Ps.	—	Ps.	3,953,023	Ps.	(356,832)	Ps.	—	Ps.	11,922,728	Ps.	152,632,635

	For the year ended December 31, 2017
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	242,739,362	Ps.	12,347,051	Ps.	53,923	Ps.	(1,037,458)	Ps.	—	Ps.	(6,689,054)	Ps.	247,413,824
Accumulated amortization		(126,708,098)		—		—		244,564		(11,879,489)		4,233,585		(134,109,438)

Net		116,031,264		12,347,051		53,923		(792,894)		(11,879,489)		(2,455,469)		113,304,386

Trademarks		27,789,150		127,823		82,868		(29,804)		—		809,175		28,779,212
Accumulated amortization		(15,222,257)		—		—		34,464		(3,179,461)		(474,151)		(18,841,405)

Net		12,566,893		127,823		82,868		4,660		(3,179,461)		335,024		9,937,807

Customer relationships		26,245,508		—		512,667		(882,338)		—		1,109,877		26,985,714
Accumulated amortization		(12,435,074)		—		—		882,338		(3,769,777)		(806,982)		(16,129,495)

Net		13,810,434		—		512,667		—		(3,769,777)		302,895		10,856,219

Software licenses		12,874,796		3,351,200		—		(1,698,118)		—		527,720		15,055,598
Accumulated amortization		(5,123,740)		—		—		1,212,669		(3,699,363)		(204,727)		(7,815,161)

Net		7,751,056		3,351,200		—		(485,449)		(3,699,363)		322,993		7,240,437

Content rights		4,876,298		2,099,084		—		(63,137)		—		(194,803)		6,717,442
Accumulated amortization		(2,666,499)		—		—		(195,658)		(1,820,092)		165,584		(4,516,665)

Net		2,209,799		2,099,084		—		(258,795)		(1,820,092)		(29,219)		2,200,777

Total of intangibles, net	Ps.	152,369,446	Ps.	17,925,158	Ps.	649,458	Ps.	(1,532,478)	Ps.	(24,348,182)	Ps.	(1,523,776)	Ps.	143,539,626

Goodwill (Note 12)	Ps.	152,632,635	Ps.	—	Ps.	951,348	Ps.	(134,525)	Ps.	—	Ps.	(1,986,226)	Ps.	151,463,232

	For the year ended December 31, 2018
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,413,824	Ps.	4,227,244		—	Ps.	1,508,274		—	Ps.	(19,670,368)	Ps.	233,478,974
Accumulated amortization		(134,109,438)		—		—		(1,005,877)		(11,347,089)		16,281,825		(130,180,579)

Net		113,304,386		4,227,244				502,397		(11,347,089)		(3,388,543)		103,298,395

Trademarks		28,779,212		159,958		6,631		—				(738,635)		28,207,166
Accumulated amortization		(18,841,405)		—		—		—		(4,973,602)		275,046		(23,539,961)

Net		9,937,807		159,958		6,631		—		(4,973,602)		(463,589)		4,667,205

Customer relationships		26,985,714		74,637		15,556		—				(1,532,839)		25,543,068
Accumulated amortization		(16,129,495)						—		(3,754,312)		1,122,270		(18,761,537)

Net		10,856,219		74,637		15,556		—		(3,754,312)		(410,569)		6,781,531

Software licenses		15,055,598		2,004,550		3,006		(905,610)		—		(1,848,286)		14,309,258
Accumulated amortization		(7,815,161)		—				2,677,848		(3,491,629)		924,139		(7,704,803)

Net		7,240,437		2,004,550		3,006		1,772,238		(3,491,629)		(924,147)		6,604,455

Content rights		6,717,442		850,779		—		—		—		(18,512)		7,549,709
Accumulated amortization		(4,516,665)		—		—		—		(2,231,978)		(14,949)		(6,763,592)

Net		2,200,777		850,779		—		—		(2,231,978)		(33,461)		786,117

Total of intangibles, net	Ps.	143,539,626	Ps.	7,317,168	Ps.	25,193	Ps.	2,274,635	Ps.	(25,798,610)	Ps.	(5,220,309)	Ps.	122,137,703

Goodwill	Ps.	151,463,232	Ps.	1,455	Ps.	333,284	Ps.	(1,094,861)		—	Ps.	(5,136,613)	Ps.	145,566,497

b) The aggregate carrying amount of goodwill is allocated as follows:

	2017	2018
Europe (7 countries)	Ps. 53,143,542	Ps. 53,066,729
Brazil (Fixed, wireless and TV)	24,708,740	21,388,124
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	13,981,033	12,770,381
México	9,852,912	9,856,601
Peru	3,958,110	3,086,981
Chile	2,834,134	2,576,214
El Salvador	2,510,577	2,510,577
Ecuador	2,155,385	2,155,385
Other countries	6,668,682	6,505,388

	Ps. 151,463,232	Ps. 145,566,497

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2016, 2017 and 2018:

2016 Acquisitions

i) In February 2016, the Company´s subsidiary in Paraguay was granted with the use of 30 MHz of spectrum in the 1700/2100 Mhz frequency. The total cost was Ps. 830,719 (US$ 46,000).

ii) In February 2016, the Company through its subsidiary Radiomóvil Dipsa, S.A. de C.V. (Telcel), acquired through an auction a total of 20MHz in the national wide AWS-1 band and 40 MHz in the AWS-3 band. The concession expires in October 2030. The Company paid an amount of Ps. 2,098,060.

iii) In May 2016, Mtel, located in Bulgaria, acquired 2 x 5 MHz in the 1,800-MHz spectrum for Ps. 135,441 (EUR 6,212). During 2016, Telekom Austria paid Ps. 410,713 (EUR 18,837) for the renewals referring to an obligation obtained from concessions granted in previous years.

iv) On May 26, 2016, the Company’s subsidiary in Peru acquired spectrum in a public auction of the 700 MHz band. The frequency band expires in 2036. The cost of the spectrum was Ps. 5,627,316 (PEN$. 1,002,523).

v) In July 2016, Ecuador Telecom acquired a license to operate TV in Ecuador for a period that ends in 2031. The amount paid was Ps. 27,700 (US$ 1,500).

2017 Acquisitions

i) In 2017, Claro Brasil increased its licenses value by Ps. 3,592,034 due to the cleaning process of the 700 MHz national frequency acquired in September 2014.

ii) On February 24, 2017 Radiomóvil Dipsa renewed its 8.4 MHz national license by paying Ps. 917,431, and on July 14, 2017, it acquired 43 concession titles for frequencies of 2.5 GHz in the amount of Ps. 5,305,498.

iii) Additionally, in 2017, the Company acquired other licenses in Chile, Europe, Uruguay and others countries in the amount of Ps. 2,532,088.

2018 Acquisitions

i. In December, Dominican Republic acquired radio spectrum totaling Ps 709,829 (RD$ 1,831,427) with a useful life of 11 years.

ii. Additionally, in 2018, the Company acquired other licenses in Paraguay, Puerto Rico, Europe, Argentina, Chile and others countries in the amount of Ps. 3,517,415.

Amortization of intangibles for the years ended December 31, 2016, 2017 and 2018 amounted to Ps. 19,522,968, Ps. 24,348,182and Ps. 25,798,610 respectively.

Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.